Intangible Assets, Net	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net

6. Intangible assets, net

Intangible assets, net consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
University relationship	377,587	377,587
Education license/certificate	28,240	28,240
In-process course curriculum	26,067	26,067
Accreditations and licensing*	2,202,793	2,202,793
Accredited curriculum	1,670,461	1,670,461
Articulation agreement	53,793	53,793
Brand related assets*	552,580	552,580
Total	4,911,521	4,911,521
Less: Accumulated depreciation	(668,098)	(447,295)
Intangible assets, net	4,243,423	4,464,226

*	(Indefinite-lived assets, not subject to amortization)

Depreciation expenses was recorded in general and administrative expense. The Company recorded depreciation expenses of US$220,803 and US$222,003 for the years ended September 30, 2025 and 2024, respectively.